Commitments - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Future minimum payments receivable under non-cancelable sublease agreements	$ 39.6	$ 46.0
Future minimum payments receivable, term due (in years)	8 years
Sublease receivables	$ 19.8	$ 21.5